Investment Objectives and Goals	Dec. 29, 2025
Eldridge AAA CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	Eldridge AAA CLO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Eldridge AAA CLO ETF seeks to generate current income,
Objective, Secondary [Text Block]	with a secondary objective of capital preservation.
Eldridge BBB-B CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	Eldridge BBB-B CLO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Eldridge BBB-B CLO ETF seeks to generate current income,
Objective, Secondary [Text Block]	with a secondary objective of capital preservation.